Financial instruments and risk management (Details 5) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments and risk management [Abstract]
Carrying amount	$ 5,037,600	$ 5,249,024	$ 4,047,937
Fair value	$ 5,037,688	$ 5,255,932	$ 4,062,999